CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock at cost	Total NTT DOCOMO, INC. shareholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2008	¥ 4,277,784	¥ 949,680	¥ 948,571	¥ 2,793,814	¥ 410	¥ (415,979)	¥ 4,276,496	¥ 1,288
Purchase of treasury stock	(136,846)					(136,846)	(136,846)
Retirement of treasury stock			(163,526)			163,526
Cash dividends declared (¥4,800 in 2009, ¥5,000 in 2010 and ¥5,200 in 2011 per share)	(203,839)			(203,839)			(203,839)
Cash distributions to noncontrolling interests	(3)							(3)
Acquisition of new subsidiaries	944							944
Others	(37)							(37)
Comprehensive income
Net income	471,401			471,873			471,873	(472)
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	(1,601)				(1,610)		(1,610)	9
Change in fair value of derivative instruments	(125)				(125)		(125)
Foreign currency translation adjustment	(47,592)				(47,586)		(47,586)	(6)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(16,316)				(16,316)		(16,316)
Less: Amortization of prior service cost	(1,340)				(1,340)		(1,340)
Less: Amortization of actuarial gains and losses	797				797		797
Less: Amortization of transition obligation	81				81		81
Ending Balance at Mar. 31, 2009	4,343,308	949,680	785,045	3,061,848	(65,689)	(389,299)	4,341,585	1,723
Purchase of treasury stock	(20,000)					(20,000)	(20,000)
Retirement of treasury stock			(27,936)			27,936
Cash dividends declared (¥4,800 in 2009, ¥5,000 in 2010 and ¥5,200 in 2011 per share)	(208,799)			(208,799)			(208,799)
Cash distributions to noncontrolling interests	(3)							(3)
Acquisition of new subsidiaries	22,588							22,588
Others	(96)							(96)
Comprehensive income
Net income	497,108			494,781			494,781	2,327
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	15,096				15,096		15,096	0
Change in fair value of derivative instruments	(63)				(63)		(63)
Foreign currency translation adjustment	5,882				5,852		5,852	30
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	6,828				6,828		6,828
Less: Amortization of prior service cost	(1,340)				(1,340)		(1,340)
Less: Amortization of actuarial gains and losses	1,858				1,858		1,858
Less: Amortization of transition obligation	79				79		79
Ending Balance at Mar. 31, 2010	4,662,446	949,680	757,109	3,347,830	(37,379)	(381,363)	4,635,877	26,569
Purchase of treasury stock	(20,000)					(20,000)	(20,000)
Retirement of treasury stock			(24,195)			24,195
Cash dividends declared (¥4,800 in 2009, ¥5,000 in 2010 and ¥5,200 in 2011 per share)	(216,350)			(216,350)			(216,350)
Cash distributions to noncontrolling interests	(1,243)							(1,243)
Others	373							373
Comprehensive income
Net income	491,993			490,485			490,485	1,508
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	(5,294)				(5,293)		(5,293)	(1)
Change in fair value of derivative instruments	4				4		4
Foreign currency translation adjustment	(27,902)				(27,854)		(27,854)	(48)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(6,367)				(6,367)		(6,367)
Prior service cost arising during period, net	48				48		48
Less: Amortization of prior service cost	(1,346)				(1,346)		(1,346)
Less: Amortization of actuarial gains and losses	1,144				1,144		1,144
Less: Amortization of transition obligation	88				88		88
Ending Balance at Mar. 31, 2011	¥ 4,877,594	¥ 949,680	¥ 732,914	¥ 3,621,965	¥ (76,955)	¥ (377,168)	¥ 4,850,436	¥ 27,158